Share-Based Compensation - stock options outstanding and exercisable (Details)	Dec. 31, 2021 Options Y $ / shares
Share-Based Compensation
Number of options, outstanding and exercisable | Options	2,001,822
Eight Point Seven Six Exercise Price Per Share
Share-Based Compensation
Weighted average remaining contractual life | Y	8.54
Exercise Price, $7.44 per share
Share-Based Compensation
Exercise price per share | $ / shares	$ 7.44
Number of options, outstanding and exercisable | Options	463,226
Weighted average remaining contractual life | Y	5.92
Exercise Price, $11.17 per share
Share-Based Compensation
Exercise price per share | $ / shares	$ 11.17
Number of options, outstanding and exercisable | Options	1,538,596
Weighted average remaining contractual life | Y	9.33